Supplement dated August 8, 2023
to the following initial summary prospectus(es):
Nationwide Advisory Retirement Income Annuity® New York dated May 1, 2023
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
The following product features will no longer be available for applications signed on or after October 15, 2023:
•
Retirement Income Developer Option
•
Joint Option for the Retirement Income Developer Option
•
Nationwide Lifetime Income Rider Advisory Option
•
Joint Option for the Nationwide Lifetime Income Rider Advisory Option
Accordingly, the following changes apply to the initial summary prospectus:
(1)
The following definitions in the Glossary of Special Terms section are deleted in their entirety:
•
Current Income Benefit Base
•
Early Withdrawal
•
Excess Withdrawal
•
Lifetime Withdrawal
•
Lifetime Withdrawal Amount
•
Lifetime Withdrawal Percentage
•
Non-Lifetime Withdrawal
•
Original Income Benefit Base
•
Rate Sheet Supplement
•
Roll-up Crediting Period
•
Withdrawal Start Date
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(2)
The Fees and Expenses table within the Important Information You Should Consider About the Contract section is deleted in its entirety and replaced with the following:
FEES AND EXPENSES (see Additional Information About Fees later in this summary prospectus and Charges and Deductions in the statutory prospectus)
Charges for Early Withdrawals	None
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.20%[1]	0.20%[1]
	Investment options (underlying mutual fund fees and expenses)	0.18%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	0.15%[3]
1 As a percentage of Daily Net Assets.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Fee (see Low Cost Fund Fee in the statutory prospectus)
3 As a percentage of Daily Net Assets.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $373.57	Highest Annual Cost Estimate: $4,174.49
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks in the statutory prospectus).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks in the statutory prospectus).

The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks in the statutory prospectus).

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RISKS
Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks in the statutory prospectus.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Contacting the Service Center (see Principal Risks in the statutory prospectus).

RESTRICTIONS
Investments
• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds in the
statutory prospectus).
• Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions in the statutory prospectus).

Optional Benefits
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
• For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.
• For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.
• If the Contract Owner elects to pay the investment advisory fees from the Contract
Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
See Benefits Under the Contract and Appendix B: Contract Types and Tax Information in
the statutory prospectus.

TAXES
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract
Owner reaches age 59½.
See Appendix B: Contract Types and Tax Information in the statutory prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the contract. Compensation can take the form of indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution,
Promotional, and Sales Expenses in the statutory prospectus).

Exchanges
Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and
Sales Expenses in the statutory prospectus).

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(3)
The Living Benefits Options subsection in the Contract Features subsection within the Overview of the Contract section is deleted in its entirety.
(4)
The Standard Benefits Table is deleted in its entirety and replaced with the following:
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Nationwide may limit purchase payments to $1,000,000
Asset Rebalancing Program (see Contract Owner Services in the statutory prospectus)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services in the statutory prospectus)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from a limited number of Sub-Accounts
Systematic Withdrawals (see Contract Owner Services in the statutory prospectus)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
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(5)
The Optional Benefits Table is deleted in its entirety and replaced with the following:
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit Option with Spousal Protection	Enhanced death benefit	0.15% (death benefit value)	0.15% (death benefit value)
• Annuitant must be 85 or younger at
application
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000
• Excess Adviser Fees will negatively
impact the benefit

Spousal Protection Feature:

• Not applicable to Charitable
Remainder Trusts
• One or both spouses (or a revocable
trust of which either or both of the
spouses is/are grantor(s)) must be
named as the Contract Owner
• For contracts issued as an IRA or
Roth IRA, only the person for whom
the IRA or Roth IRA was established
may be named as the Contract
Owner
• Only available to Contract Owner’s
spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger
at contract issuance
• Spouses must be named as
beneficiaries
• No other person may be named as
Contract Owner, Annuitant, or
primary beneficiary

(6)
The Subsequent Purchase Payments subsection in the Dollar Limit Restrictions section within Buying the Contract section is deleted in its entirety.
(7)
The "Annual Contract Expenses" chart in the Additional Information About Fees section is deleted in its entirety and replaced with the following:
Annual Contract Expenses
Base Contract Expenses[1] (assessed as an annualized percentage of Daily Net Assets)	0.20%
Optional Benefit Expenses[2]
Return of Premium Death Benefit Option Charge (assessed annually as a percentage of the benefit base (the death benefit value))	0.15%

1
Throughout the statutory prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
2
Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions in the statutory prospectus).
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(8)
The Example subsection in the Additional Information About Fees section is deleted in its entirety and replaced with the following:
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•
a $100,000 investment in the contract for the time periods indicated;
•
a 5% return each year;
•
the maximum and the minimum annual underlying mutual fund expenses;
•
Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (0.35%).1 Specifically:
•
Return of Premium Death Benefit Option,
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.91%)	$5,523	$16,482	$27,328	$53,948	*	$16,482	$27,328	$53,948	$5,523	$16,482	$27,328	$53,948
Minimum Annual Underlying Mutual Fund Expenses (0.18%)	$557	$1,745	$3,041	$6,820	*	$1,745	$3,041	$6,820	$557	$1,745	$3,041	$6,820
*
The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
(9)
The Income Benefit Investment Options and the Custom Choice Asset Rebalancing Service Investment Options subsection of the Appendix: Underlying Mutual Funds Available Under the Contract are deleted in their entirety.
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